UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)

(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant's telephone number, including area code: (800) 746-33212

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

&

Croft Income Fund

SEMI-ANNUAL REPORT

October 31, 2012

(Unaudited)

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Financial
18.88%
Healthcare
11.87%
Industrial Goods
13.10%
Services
9.24%
Technology
7.38%
Utilities
0.88%
Basic Materials
23.95%
Cash Equivalent
1.65%
Conglomerates
3.57%
Consumer Goods
9.48%

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment grade as a percentage of the portfolio of investments.

* Investment Grade are those considered by Moody to be Baa3 or higher or by Standard and Poor to be BBB- or higher.

	Croft Value Fund
	Schedule of Investments
	October 31, 2012 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 98.43%

Agricultural - 2.42%
22,690	Monsanto Co.	$ 1,952,928
62,293	The Mosaic Co.	3,260,416
47,487	Potash Corp. of Saskatchewan, Inc.	1,917,050
		7,130,394
Autos & Automotive Products - 1.89%
25,604	Advanced Auto Parts, Inc.	1,816,348
158,612	Dana Holdings Corp.	2,087,334
147,185	Ford Motor Co.	1,642,585
		5,546,267
Banks, S&L's and Brokers - 1.63%
128,266	Citigroup, Inc.	4,795,866

Building & Construction - 2.33%
110,105	Foster Wheeler Ltd. *	2,452,038
53,429	Jacobs Engineering Group, Inc. *	2,061,825
62,277	Lennar Corp. Class A	2,333,519
		6,847,382
Capital Equipment - 7.06%
53,506	Caterpillar, Inc.	4,537,844
50,100	Deere & Co.	4,280,544
36,420	Flowserve Corp.	4,934,546
51,680	United Technologies Corp.	4,039,309
123,009	Xylem, Inc.	2,984,198
		20,776,441
Chemicals - 2.02%
76,409	E.I. du Pont de Nemours & Co.	3,401,729
47,547	Lyondell Basell Industries NV	2,538,534
		5,940,263
Consumer Cyclicals - 0.59%
17,882	Whirlpool Corp.	1,746,714

Consumer Non-Durables - 5.53%
96,986	Philip Morris International, Inc.	8,589,080
110,829	Procter & Gamble Co.	7,673,800
		16,262,880
Consumer Services - 0.80%
56,446	The ADT Corp. *	2,343,073

Containers & Paper - 2.09%
112,117	International Paper Co.	4,017,152
132,286	Sealed Air Corp.	2,145,679
		6,162,831
Financial Services - 2.80%
171,786	Invesco Ltd.	4,177,836
69,716	PNC Financial Services Group	4,057,471
		8,235,307
Forest Products - 3.73%
60,238	Plum Creek Timber Co., Inc.	2,644,448
300,923	Weyerhaeuser Co.	8,332,558
		10,977,006
Healthcare - 3.51%
38,738	Edwards Lifesciences Corp. *	3,363,621
23,395	Express Scripts Holding Co. *	1,439,845
58,132	Stryker Corp.	3,057,743
43,887	Unitedhealth Group, Inc.	2,457,672
		10,318,881
Industrial Goods - 2.70%
186,131	ABB Ltd. ADR	3,361,526
33,856	Valmont Industries, Inc.	4,573,946
		7,935,472
Insurance Agents & Brokers - 1.52%
131,458	Marsh & McLennan Companies, Inc.	4,473,516

International Oil & Gas - 0.46%
19,710	Royal Dutch Shell Plc. ADR Class A	1,349,741

Life Insurance - 4.08%
176,155	MetLife, Inc. *	6,251,741
100,651	Prudential Financial, Inc. *	5,742,140
		11,993,881
Media & Entertainment - 2.03%
68,708	DTS, Inc. *	1,441,494
19,456	Liberty Media Corp. *	2,172,652
98,834	News Corp. Class A	2,365,098
		5,979,244
Metals & Mining - 2.78%
127,136	Freeport McMoran Copper & Gold, Inc.	4,943,048
238,657	Pretium Resources, Inc. *	3,232,709
		8,175,757
Multi-Industry - 5.36%
295,472	General Electric Co.	6,222,640
98,477	Honeywell International, Inc.	6,030,731
130,198	Tyco International, Inc.	3,498,420
		15,751,791
Natural Gas - 6.82%
31,352	National Fuel Gas Co.	1,652,250
32,991	PDC Energy, Inc. *	998,638
110,813	QEP Resources, Inc.	3,213,577
238,610	Sandridge Energy, Inc. *	1,484,154
119,595	Southwestern Energy Co. *	4,149,946
112,996	Ultra Petroleum Corp. *	2,577,439
170,575	Williams Companies, Inc.	5,968,419
		20,044,423
Oil - 2.19%
67,564	Cobalt International Energy, Inc. *	1,406,007
42,296	Crescent Point Energy Corp. *	1,755,986
239,537	Petrobank Energy & Resources Ltd. *	3,287,763
		6,449,756
Pharmaceuticals - 7.26%
88,590	Johnson & Johnson	6,273,944
147,810	Merck & Co., Inc.	6,744,570
62,921	Mylan, Inc. *	1,594,418
270,520	Pfizer, Inc.	6,727,832
		21,340,764
Precious Metals - 4.75%
143,076	Allied Nevada Gold Corp. *	5,268,058
42,337	Detour Gold Corp. *	1,191,840
116,542	First Majestic Silver Corp. *	2,703,774
237,310	Yamana Gold, Inc.	4,796,035
		13,959,707
Property & Casualty Insurance - 5.13%
155,418	Allstate Corp.	6,213,612
112,787	Ace Ltd.	8,870,698
		15,084,310
Retail Stores - 1.93%
174,978	Lowes Companies, Inc.	5,665,788

Specialty Chemicals - 4.30%
22,084	3M Co.	1,934,558
27,991	Albemarle Corp.	1,542,584
171,170	FMC Corp.	9,161,018
		12,638,160
Technology - 4.31%
62,687	Altera Corp.	1,910,700
4,052	Apple Computer, Inc.	2,412,237
92,766	EMC Corp. *	2,265,346
64,382	Nuance Communications, Inc. *	1,433,787
56,861	Power Integrations, Inc.	1,682,574
62,684	Trimble Navigation Ltd. *	2,956,804
		12,661,448
Telecommunications - 4.37%
95,588	Centurylink, Inc.	3,668,667
48,097	General Cable Corp. *	1,372,207
58,291	SBA Communications, Inc. Class A *	3,868,272
67,126	Qualcomm Inc.	3,934,255
		12,843,401
Transportation - 1.16%
55,695	Norfolk Southern Corp.	3,416,888

Utilities - 0.88%
36,886	NextEra Energy, Inc.	2,584,233

TOTAL FOR COMMON STOCKS (Cost $237,767,585) - 98.43%		$ 289,431,585

SHORT TERM INVESTMENTS - 1.65%
4,862,111	Invesco Short Term Investment 0.02% **	4,862,111

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,862,111) - 1.65%		$ 4,862,111

TOTAL INVESTMENTS (Cost $242,629,696) - 100.08%		$ 294,293,696

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%		(225,060)

NET ASSETS - 100.00%		$ 294,068,636

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2012.
The accompanying notes are an integral part of these financial statements.

	Croft Income Fund
	Schedule of Investments
	October 31, 2012 (Unaudited)

Shares/Principal		Fair Value

CLOSED END MUTUAL FUNDS - 2.10%

Closed End Mutual Funds - 2.10%
6,200	Alliance Bernstein Global High Income Fund *	$ 99,324
9,600	Templeton Emerging Markets Income Fund *	163,776
4,500	Western Asset Worldwide Income Fund *	69,840
		332,940

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.10%		$ 332,940

CORPORATE BONDS (a) - 67.84%

Aircraft & Parts - 1.27%
180,000	Triumph Group, Inc., 8.625%, 7/15/18	202,050

Building Materials & Housing - 0.80%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	126,496

Business Equipment - 4.19%
182,000	Hewlett-Packard Co., 5.50%, 3/1/18	202,186
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	47,662
100,000	IBM Corp., 5.70%, 9/14/17	121,888
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	165,696
105,000	United Technology Corp., 5.375%, 12/15/17	126,755
		664,187
Business Services - 1.11%
145,000	United Parcel Services, 5.5%, 1/15/18	175,613

Cable TV & Cellular Telephone - 0.66%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	105,289

Capital Goods - 1.51%
150,000	Caterpillar, Inc., 7.00%, 12/15/13	160,762
75,000	General Dynamics Corp., 5.25%, 2/1/14	79,370
		240,132
Chemicals - 1.83%
75,000	Agrium, Inc. Debentures (Yankee), 7.8%, 2/1/27	102,865
150,000	Dupont EI De Nemours, 6.00% 7/15/18	187,496
		290,361
Electric & Gas Utilities - 4.24%
150,000	AES Corp., 7.75%, 3/1/14	160,875
125,000	American Electric Power Corp., 5.25%, 6/1/15	137,182
160,000	Duke Energy Corp., 6.30%, 2/1/14	171,165
185,000	Exelon Corp., 4.90%, 6/15/15	203,396
		672,618
Electronic Instruments and Controls - 0.75%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	47,190
60,000	Arrow Electronics, Inc. Debentures, 7.50%, 1/15/27	72,068
		119,258
Energy and Energy Services - 9.91%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	130,401
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	133,876
100,000	BP Capital Markets Plc, 3.125, 10/1/15	106,873
8,000	Conocophillips Corp., 4.75%, 2/1/14	8,421
100,000	Conocophillips Corp., 5.20%, 5/15/18	120,057
150,000	Consol Energy, Inc., 8.00%, 4/1/17	158,625
65,000	Global Marine, Inc., 7.00%, 6/1/28	73,758
140,000	Range Resources Corp., 7.25%, 5/1/18	147,700
100,000	Shell International Finance BV, 4.00%, 3/21/14	104,977
185,000	Sunoco, Inc., 4.875%, 10/15/14	194,250
150,000	Tesoro Corp., 6.625%, 11/1/15	151,500
60,000	Tosco Corp., 7.80%, 1/1/27	89,585
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	151,025
		1,571,048
Financial Services - 11.68%
145,000	Allstate Corp., 6.20%, 5/16/14	157,154
130,000	American Express Credit Co., 5.125%, 8/25/14	140,339
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	166,451
165,000	CB Richard Ellis Service, Inc., 6.625%, 10/15/20	179,025
100,000	Charles Schwab Corp., 4.95%, 6/1/14	106,674
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	79,998
200,000	Ford Motor Credit Co., LLC, 2.75%, 5/15/15	203,868
150,000	JP Morgan Chase & Co., 4.65%, 6/1/14	158,967
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	68,193
120,000	Marsh & McLennan Co., 5.75%, 9/15/15	135,636
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	165,411
70,000	Merrill Lynch & Co., 6.15%, 4/25/13	71,739
100,000	PNC Funding Corp., 3.625%, 2/8/15	106,705
110,000	Wells Fargo & Co., 4.375%, 1/31/13	111,065
		1,851,225
Food & Drug Producers - 2.66%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	120,187
70,000	Bunge, Ltd., 5.35%, 4/15/14	74,059
100,000	Glaxosmithkline PLC., 4.375%, 4/15/14	105,637
110,000	Pfizer, Inc., 5.35%, 3/15/15	122,231
		422,114
Gas & Gas Transmission - 1.30%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	102,000
100,000	Panhandle Eastern Pipeline., 6.05%, 8/15/13	103,805
		205,805
Home Lawn & Garden Equipment - 0.75%
100,000	Toro Company Debentures, 7.8%, 6/15/27	119,122

Industrial Goods - 3.53%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	93,678
206,000	General Electric Co., 5.25%, 12/6/17	244,078
90,000	Honeywell International, Inc., 4.25%, 3/1/13	91,133
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	130,557
		559,446
Life Insurance - 1.04%
160,000	Prudential Financial, Inc., 4.50%, 7/15/13	164,359

Media & Entertainment - 5.93%
186,000	Liberty Media, Corp., 8.25%, 2/1/30	199,020
150,000	Liberty Media, Corp., 5.70%, 5/15/13	153,188
165,000	News America Holdings, Inc., 7.75%, 2/1/24	211,273
170,000	Time Warner, Inc. Debentures, 9.15%, 2/1/23	243,017
110,000	Washington Post Co., 7.25%, 2/1/19	132,959
		939,457
Metal & Mining - 3.25%
90,000	ArcelorMittal, 3.75%, 8/5/15	90,485
165,000	BHP Finance USA, 5.50%, 4/1/14	176,431
100,000	Nucor Corp., 5.75%, 12/1/17	121,691
125,000	U.S. Steel Corp., 7.00%, 2/1/18	126,875
		515,482
Miscellaneous Consumer Goods & Services - 1.22%
90,000	Brown-Forman Corp., 5.00%, 2/1/14	95,012
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	98,000
		193,012
Motor Vehicle Parts & Accessories - 2.42%
180,000	Dana Holdings Corp., 6.50%, 2/15/19	187,875
180,000	Lear Corp., 7.875%, 3/15/18	195,525
		383,400
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.70%
150,000	Albemarle Corp., 5.10%, 2/1/15	162,084
100,000	Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	107,049
		269,133
Retail Stores - 1.32%
55,000	Albertson's Medium-Term, Inc. Notes, 6.52%, 4/10/28	27,500
70,000	Auto Zone, Inc., 6.95%, 6/15/16	82,427
90,000	Staples, Inc., 9.75%, 1/15/14	98,861
		208,788
Semi-Conductors & Related Devices - 0.66%
100,000	Texas Instruments, Inc., 2.375, 5/16/16	105,239

Telephones & Communications - 3.05%
150,000	Anixter, Inc., 5.95%, 3/1/15	158,625
150,000	CenturyLink, Inc., 5.00%, 2/15/15	160,036
150,000	Equinix, Inc., 8.13%, 3/1/18	165,000
		483,661
Technology - 1.06%
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	167,825

TOTAL FOR CORPORATE BONDS (Cost $9,769,751) - 67.84%		$ 10,755,120

CONVERTIBLE BONDS (a) - 1.76%
150,000	General Cable Corp., 0.875%, 11/15/13	$ 148,688
130,000	Medtronic, Inc., 1.625%, 4/15/2013	130,731
		279,419

TOTAL FOR CONVERTIBLE BONDS (Cost $275,003) - 1.76%		$ 279,419

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 12.93%
1,000,000	U.S. Treasury Notes, 3.625%, 5/15/13	1,018,555
1,000,000	U.S. Treasury Notes, 2.25%, 5/31/14	1,031,289

TOTAL FOR U.S. GOVERNMENT AGENCES AND OBLIGATIONS (Cost $2,048,192) - 12.93%		$ 2,049,844

SHORT TERM INVESTMENTS - 14.39%
2,281,972	Invesco Short Term Investment 0.02% **	2,281,972

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,281,972) - 14.39%		$ 2,281,972

TOTAL INVESTMENTS (Cost $14,602,445) - 99.02%		$ 15,699,295

OTHER ASSETS LESS LIABILITIES - 0.98%		154,329

NET ASSETS - 100.00%		$ 15,853,624

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Notes 2 and 3 of the accompanying notes to the financial statements for additional information.

* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at October 31, 2012.
The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Assets and Liabilities
October 31, 2012 (Unaudited)

Assets:	Value Fund	Income Fund
Investments in Securities, at Fair Value
(Cost $242,629,696 and $14,602,445, respectively)	$ 294,293,696	$ 15,699,295
Receivable for Fund Shares Sold	385,467	-
Dividends and Interest Receivable	339,518	177,616
Prepaid Expenses	51,884	9,404
Total Assets	295,070,565	15,886,315
Liabilities:
Payables:
Accrued Management Fees	243,856	5,379
Distribution Fees Payable to the Advisor	62,938	3,325
Fund Shares Redeemed	672,959	2,253
Distributions Payable	-	7,728
Other Accrued Expenses	22,176	14,006
Total Liabilities	1,001,929	32,691
Net Assets	$ 294,068,636	$ 15,853,624

Net Assets Consist of:
Paid In Capital	$ 241,197,511	$ 15,336,390
Accumulated Undistributed Net Investment Income	1,850,811	25,834
Accumulated Realized Loss on Investments	(643,686)	(605,450)
Unrealized Appreciation in Value of Investments	51,664,000	1,096,850
Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft
Funds Corporation, which includes the Value Fund and the
Income Fund), for 11,901,338 and 1,581,307 Shares Outstanding.	$ 294,068,636	$ 15,853,624

Class C Shares:
Net Assets		$ 15,853,624
Shares outstanding		1,581,307
Net asset value, offering price, and redemption price per share		$ 10.03

Short-term Redemption Price Per Share ($10.03 x 0.98) *		$ 9.83

Class I Shares:
Net Assets	$ 9,209,875
Shares outstanding	372,494
Net asset value, offering price, and redemption price per share	$ 24.72

Short-term Redemption Price Per Share ($24.72 x 0.98) *	$ 24.23

Class R Shares:
Net Assets	$ 284,858,761
Shares outstanding	11,528,844
Net asset value, offering price, and redemption price per share	$ 24.71

Short-term Redemption Price Per Share ($24.71 x 0.98) *	$ 24.21

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Operations
For the six months ended October 31, 2012 (Unaudited)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $34,113 and $0, respectively)	$ 3,068,185	$ 10,766
Interest	818	278,145
Total Investment Income	3,069,003	288,911

Expenses:
Advisory Fees	1,515,952	62,290
Distribution Fees (Value Fund - Class R)	398,039	19,712
Transfer Agent and Fund Accounting Fees	44,940	16,713
Custody Fees	26,324	2,226
Registration Fees	17,517	3,851
Audit Fees	9,978	2,405
Insurance Fees	16,827	1,687
Legal Fees	16,880	866
Miscellaneous Fees	5,618	393
Printing and Mailing Fees	15,658	490
Director Fees	3,738	3,787
Total Expenses	2,071,471	114,420
Fees Waived by the Advisor	-	(27,687)
Net Expenses	2,071,471	86,733

Net Investment Income	997,532	202,178

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	358,330	13,392
Realized Capital Gains from Registered Investment Companies	169,913	-
Net Change in Unrealized Appreciation on Investments	6,774,268	27,062
Net Realized and Unrealized Gain on Investments	7,302,511	40,454

Net Increase in Net Assets Resulting from Operations	$ 8,300,043	$ 242,632

The accompanying notes are an integral part of these financial statements.

Croft Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the Year
	Months Ended	Ended
	10/31/2012	4/30/2012
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 997,532	$ 1,469,970
Net Realized Gain on Investments	358,330	3,144,438
Realized Capital Gains from Registered Investment Companies	169,913	-
Net Change in Unrealized Appreciation/(Depreciation) on Investments	6,774,268	(36,113,506)
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,300,043	(31,499,098)

Distributions to Shareholders from:
Net Investment Income:
Class I	-	-
Class R	-	(1,680,128)
Net Change in Net Assets from Distributions	-	(1,680,128)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	1,920,470	-
Class R	25,996,839	74,205,234
Proceeds from Shares Issued from Transfers In-Kind
Class I	7,098,657	-
Class R	(7,098,657)	-
Shares Issued on Reinvestment of Dividends
Class I	-	-
Class R	-	1,670,974
Cost of Shares Redeemed
Class I	(222,536)
Class R	(80,896,830)	(142,541,092)
Net Decrease from Shareholder Activity	(53,202,057)	(66,664,884)

Net Assets:
Net Decrease in Net Assets	(44,902,014)	(99,844,110)
Beginning of Period	338,970,650	438,814,760
End of Period (Including Accumulated Undistributed Net
Investment Income of $1,850,811 and $853,279, respectively)	$ 294,068,636	$ 338,970,650

Share Transactions:
Shares Sold
Class I	77,699	-
Class R	1,095,859	3,251,755
Shares Issued from Transfers In-Kind
Class I	-	-
Class R	-	-
Shares Issued on Reinvestment of Dividends
Class I	-	-
Class R	-	77,110
Shares Redeemed
Class I	(9,216)	-
Class R	(3,328,207)	(6,393,678)
Net Decrease in Shares	(2,163,865)	(3,064,813)
Outstanding at Beginning of Period	14,065,203	17,130,016
Outstanding at End of Period	11,901,338	14,065,203

The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the Year
	Months Ended	Ended
	10/31/2012	4/30/2012
Increase in Net Assets From Operations:
Net Investment Income	$ 202,178	$ 461,664
Net Realized Gain on Investments	13,392	80,512
Net Change in Unrealized Appreciation/(Depreaciation) on Investments	27,062	(66,537)
Net Increase in Net Assets Resulting from Operations	242,632	475,639

Distributions to Shareholders:
Net Investment Income	(203,296)	(462,043)
Net Change in Net Assets from Distributions	(203,296)	(462,043)

Capital Share Transactions:
Proceeds from Sale of Shares	4,344,815	1,850,108
Shares Issued on Reinvestment of Dividends	187,163	420,087
Cost of Shares Redeemed	(3,737,396)	(1,315,924)
Net Increase from Shareholder Activity	794,582	954,271

Net Assets:
Net Increase in Net Assets	833,918	967,867
Beginning of Period	15,019,706	14,051,839
End of Period (Including Accumulated Undistributed Net
Investment Income of $25,834 and $26,952, respectively)	$ 15,853,624	$ 15,019,706

Share Transactions:
Shares Sold	432,611	184,382
Shares Issued on Reinvestment of Dividends	18,670	42,070
Shares Redeemed	(371,661)	(131,144)
Net Increase in Shares	79,620	95,308
Outstanding at Beginning of Period	1,501,687	1,406,379
Outstanding at End of Period	1,581,307	1,501,687

The accompanying notes are an integral part of these financial statements.

Croft Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

(Unaudited)
Period
Ended
10/31/2012 †

Net Asset Value, at Beginning of Period	$ 23.35

Income (Loss) From Investment Operations:
Net Investment Income *	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	1.32
Total from Investment Operations	1.37

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Proceeds from Redemption Fees	-

Net Asset Value, at End of Period	$ 24.72

Total Return **	5.87%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,210
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.02%
Ratio of Net Investment Income to Average Net Assets ***	0.77%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.02%
Ratio of Net Investment Income to Average Net Assets ***	0.77%
Portfolio Turnover	7.23%

† For the Period July 31, 2012 (commencement of investment operations) through October 31, 2012.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
***Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

Croft Value Fund - Class R
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended	Years Ended
	10/31/2012	4/30/2012		4/30/2011		4/30/2010		4/30/2009		4/30/2008

Net Asset Value, at Beginning of Period	$ 24.10	$ 25.62		$ 21.87		$ 15.35		$ 25.17		$ 24.27

Income (Loss) From Investment Operations:
Net Investment Income *	0.07	0.09		0.64		-	**	0.06		0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	0.54	(1.49)		3.69		6.54		(9.72)		1.72
Total from Investment Operations	0.61	(1.40)		4.33		6.54		(9.66)		1.80

Distributions:
Net Investment Income	-	(0.12)		(0.58)		(0.02)		(0.06)		(0.08)
Realized Gains	-	-		-		-		(0.10)		(0.82)
Total from Distributions	-	(0.12)		(0.58)		(0.02)		(0.16)		(0.90)

Proceeds from Redemption Fees	-	-	**	-	**	-	**	-	**	-

Net Asset Value, at End of Period	$ 24.71	$ 24.10		$ 25.62		$ 21.87		$ 15.35		$ 25.17

Total Return ***	2.53%	(5.42)%		20.04%		42.63%		(38.35)%		7.28%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 284,859	$ 338,971		$ 438,815		$ 313,287		$ 69,417		$ 61,381
Before Waivers
Ratio of Expenses to Average Net Assets ****	1.29%	1.28%		1.28%		1.32%		1.46%		1.57%
Ratio of Net Investment Income to Average Net Assets ****	0.62%	0.42%		2.88%		0.02%		0.33%		0.22%
After Waivers
Ratio of Expenses to Average Net Assets ****	1.29%	1.28%		1.28%		1.32%		1.46%		1.48%
Ratio of Net Investment Income to Average Net Assets ****	0.62%	0.42%		2.88%		0.02%		0.33%		0.31%
Portfolio Turnover	7.23%	17.17%		19.97%		10.72%		15.49%		24.20%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
****Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended	Years Ended
	10/31/2012	4/30/2012	4/30/2011	4/30/2010		4/30/2009	4/30/2008

Net Asset Value, at Beginning of Period	$ 10.00	$ 9.99	$ 9.87	$ 8.98		$ 9.73	$ 10.07

Income (Loss) From Investment Operations:
Net Investment Income *	0.13	0.31	0.38	0.39		0.41	0.50
Net Gain (Loss) on Securities (Realized and Unrealized)	0.03	0.01	0.12	0.89		(0.76)	(0.34)
Total from Investment Operations	0.16	0.32	0.50	1.28		(0.35)	0.16

Distributions:
Net Investment Income	(0.13)	(0.31)	(0.38)	(0.39)		(0.40)	(0.50)
Realized Gains	-	-	-	-		-	-
Total from Distributions	(0.13)	(0.31)	(0.38)	(0.39)		(0.40)	(0.50)

Proceeds from Redemption Fees	-	-	-	-	**	-	-

Net Asset Value, at End of Period	$ 10.03	$ 10.00	$ 9.99	$ 9.87		$ 8.98	$ 9.73

Total Return ***	1.61%	3.29%	5.16%	14.39%		(3.58)%	1.63%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,854	$ 15,020	$ 14,052	$ 15,005		$ 10,595	$ 10,451
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets ****	1.45%	1.56%	1.74%	1.94%		2.04%	1.97%
Ratio of Net Investment Income to Average Net Assets ****	2.21%	2.67%	3.12%	3.24%		3.50%	4.17%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets ****	1.10%	1.10%	1.10%	1.10%		1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets ****	2.56%	3.13%	3.76%	4.09%		4.43%	5.04%
Portfolio Turnover	10.90%	26.02%	16.21%	12.73%		16.70%	5.03%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
****Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2012 (UNAUDITED)

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund” and together with the Value Fund, the “Funds”) were organized as managed portfolios of the Croft Funds Corporation (the “Corporation”) under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (“the Act”), as diversified, open-end investment companies. The Funds commenced operations on May 4, 1995. The Value Fund’s investment objective is growth of capital.  It invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended October 31, 2012, management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2012), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of and during the six months ended October 31, 2012, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  Expenses incurred by the Corporation that do not relate to a specific Fund of the Corporation are allocated in accordance to the Corporation’s expense policy.

Note 3. Security Valuations – As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 within the fair value hierarchy.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs and closed end mutual funds) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as Level 2 within the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Money market mutual funds, are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds, municipal bonds, convertible bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 within the fair value hierarchy.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 within the fair value hierarchy.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized in Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of October 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$289,431,585	$ 0	$ 0	$289,431,585
Short-Term Investments	4,862,111	0	0	4,862,111
Total	$294,293,696	$ 0	$ 0	$294,293,696

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of October 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$ 332,940	$0	$ 0	$ 332,940
Corporate Bonds	0	10,755,120	0	10,755,120
Convertible Bonds	0	279,419	0	279,419
U.S. Government Agencies & Obligations	2,049,844	0	0	2,049,844
Short-Term Investments	2,281,972	0	0	2,281,972
Total	$4,664,756	$11,034,539	$ 0	$15,699,295

Neither Fund held any Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended October 31, 2012. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the six months ended October 31, 2012. For more detail on the industry classification of investments, please refer to each Fund’s Schedule of Investments. The Value Fund had no transfers into Level 2 during the six months ended October 31, 2012.  Transfers that were made out of the Income Fund represent securities that are now being valued using evaluated bid prices in active markets during the six months ended October 31, 2012. The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain the Advisor as their investment advisor.  Under the terms of the management agreement, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, will make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s, Class I and Class R average, daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the period of July 31, 2012 (commencement of investment operations) through October 31, 2012, the Advisor earned fees from the Value Fund - Class I of $19,326. For the six months ended October 31, 2012, the Advisor earned fees from the Value Fund – Class R of $1,496,626. For the period of May 1, 2011 through April 5, 2012, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s average net assets.  For the period of April 6, 2012 through August 30, 2013, the Advisor has contractually agreed to waive management fees and\or reimburse expenses to the Value Fund to limit the overall expense ratio to 1.22% (excluding brokerage, commissions, 12b-1 fees, underlying fund fees and expenses, or extraordinary expenses) of the Value Fund’s average net assets. The Advisor was not required to waive or reimburse fees for the Value Fund for the six months ended October 31, 2012.

For the six months ended October 31, 2012, the Advisor earned fees from the Income Fund of $62,290 before the waiver/reimbursement described below.  For the period of May 1, 2011 through April 5, 2012, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Income Fund to limit the overall expense ratio to 1.10% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets.  For the period of April 6, 2012 through August 30, 2013, the Advisor has contractually agreed to waive management fees and\or reimburse expenses to the Income Fund to limit the overall expense ratio to 0.85% (excluding brokerage, commissions, 12b-1 fees, underlying fund fees and expenses, or extraordinary expenses) of the Income Fund’s average net assets.  The Advisor waived fees in the amount of $27,687 for the six months ended October 31, 2012.

Pursuant to a plan of distribution, the Value Fund – Class R and the Income Fund may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2012, the Value Fund – Class R and the Income Fund incurred distribution fees of $398,039 and $19,712, respectively.

Directors and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $5,000 plus expenses for services related to the Corporation. The expense is allocated equally between the Funds.

Note 5. Capital Share Transactions

At October 31, 2012, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund and the Income Fund), and paid in capital amounted to $241,485,003 for the Value Fund and $15,338,643 for the Income Fund.

The Funds’ will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.  For the six months ended October 31, 2012, the Value Fund – Class R collected $928 in redemption fees.  For the six months ended October 31, 2012, the Value Fund – Class I and the Income Fund did not collect any redemption fees.

Note 6. Investments

Value Fund

For the six months ended October 31, 2012, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $22,641,825 and $69,713,375, respectively. For the six months ended October 31, 2012, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $0, respectively. For federal income tax purposes, as of October 31, 2012, the gross unrealized appreciation for all securities totaled $70,303,034 and the gross unrealized depreciation for all securities totaled $18,639,034, for a net unrealized appreciation of $51,664,000.  The aggregate cost of securities for federal income tax purposes at October 31, 2012, was $242,629,696.

Income Fund

For the six months ended October 31, 2012, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $1,915,427 and $1,406,884, respectively.  For the six months ended October 31, 2012, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $0, respectively.  For federal income tax purposes, as of October 31, 2012, the gross unrealized appreciation for all securities totaled $1,128,970 and the gross unrealized depreciation for all securities totaled $32,120, for a net unrealized appreciation of $1,096,850.  The aggregate cost of securities for federal income tax purposes at October 31, 2012, was $14,602,445.

Note 7. Distributions to Shareholders

Value Fund

The Value Fund makes distributions annually. During the six months ended October 31, 2012, no distributions were declared and paid from net investment income and capital gains.

The tax character of distributions paid during the six months ended October 31, 2012, and the fiscal year ended April 30, 2012 was as follows:

	For the six months ended	Fiscal year ended
Distributions paid from:	10/31/2012	4/30/2012
Ordinary Income	$ 0	$1,680,128
	$ 0	$1,680,128

As of the fiscal year ended April 30, 2012, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                   $    853,279

Capital Loss Carryforward                              (1,121,481)

Unrealized Appreciation/(Depreciation)      44,839,284

                                                                          $44,571,082

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales and post-October losses.

The Value Fund elects to defer to its fiscal year ending April 30, 2013, $26,398 of capital losses recognized during the period from November 1, 2011 to April 30, 2012.

Income Fund

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2012, distributions of $0.13 per share, or $203,296 in the aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the six months ended October 31, 2012, and the fiscal year ended April 30, 2012 was as follows:

	For the six months ended	Fiscal year ended
Distributions paid from:	10/31/2012	4/30/2012
Ordinary Income	$203,296	$462,043
	$203,296	$462,043

As of the fiscal year ended April 30, 2012, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                 $          26,952

Capital Loss Carryforward                                  (618,842)

Unrealized Appreciation/(Depreciation)          1,077,483

                                                                        $         485,593

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the difference in original cost and fair value of securities at the time of conversion from a partnership to a regulated investment company on May 4, 1995.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of October 31, 2012, Mr. Croft (including his family) owned in excess of 25% of the Value Fund – Class I and as such may be deemed to control the Fund. As of October 31, 2012, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 77% of the voting securities of the Value Fund – Class R and may be deemed to control the Value Fund.  As of October 31, 2012, SEI Private Trust Company held in omnibus accounts for the benefit of others approximately 28% of the voting securities of the Income Fund and may be deemed to control the Income Fund.

Note 9. Capital Loss Carryforwards

As of the fiscal year ended April 30, 2012, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $618,842; $77,256 expires in 2017 and $541,586 expires in 2018.  As of the fiscal year ended April 30, 2012, the Value Fund had available for federal income tax purposes an unused capital loss carryforward of $1,121,481, which $1,121,481 expires in 2018.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Note 10. Loan Agreement

The Funds may, from time to time, participate in a program offered by Reflow, LLC (“Reflow”) which provides an alternative source of capital available to the Funds to satisfy some or all of their redemption requests. The Value Fund borrowed $1,447,647.66 during the six months ended October 31, 2012.  As of October 31, 2012, the Value Fund and the Income Fund had a zero borrowing balance.

Note 11. New Accounting Pronouncement

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

Note 12. Subsequent Event – Class I Shares for the Value Fund

At the March 14, 2012 meeting, the Board of Directors approved the issuance of Class I shares for the Value Fund and the existing shares of the Value Fund will be designated as Class R. Commencement of operations of Class I shares and the re-designation of the existing Value Fund shares occurred July 31, 2012.

Croft Funds Corporation
Expense Illustration
October 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Croft Funds, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 through October 31, 2012, and the actual period of July 31, 2012 through October 31, 2012, for the Value Fund - Class I.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 31, 2012	October 31, 2012	July 31, 2012 to October 31, 2012

Actual	$1,000.00	$1,058.67	$2.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.14	$2.61

* Expenses are equal to the Value Fund's Class I annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 93/365 (to reflect the actual period).

		Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2012	October 31, 2012	May 1, 2012 to October 31, 2012

Actual	$1,000.00	$1,058.67	$5.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.06	$5.19

* Expenses are equal to the Value Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2012	October 31, 2012	May 1, 2012 to October 31, 2012

Actual	$1,000.00	$1,025.31	$6.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.56

* Expenses are equal to the Value Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2012	October 31, 2012	May 1, 2012 to October 31, 2012

Actual	$1,000.00	$1,016.15	$5.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

OCTOBER 31, 2012 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

Advisory Renewal Agreement Renewal

At a Board meeting held on June 27, 2012, the Board of Directors (the “Board”) discussed the terms of the new management agreement, and concluded that the nature and extent of services required of the Advisor were reasonable and consistent with the Board’s expectations.   The Board concluded that the Advisor has the resources to provide high quality advisory services to the Funds.  The Board then discussed various criteria in evaluating the Advisor, including performance, fees, service, the lack of excessive profitability, and the opportunities for economies of scale.

As to the investment performance of the Funds, the Board reviewed information provided in the report regarding each Fund’s performance as of April 30, 2012 for various periods since inception, as compared to each Fund’s benchmark index.  The Board also reviewed the performance of the Value Fund and the Income Fund as compared to a group of similar mutual funds (each a “Peer Group,” together, the “Peer Groups”) that includes all funds of similar strategy and size with at least a five-year track record and for which all relevant information was available on the database.  The Board noted that the Value Fund had outperformed its benchmark index, the S&P 500 Index, for the 5-, 10-, and since inception periods and noted that the Value Fund had outperformed its Peer Group’s average returns for the 3- year period.   With respect to the Income Fund, the Board noted that the Fund had outperformed its benchmark index, the Barclays Capital Intermediate U.S. Government/Credit Index, for the 3-, 10- and since inception periods, but had trailed the benchmark for the 1- and 5-year periods.  Additionally, the Board noted that the Income Fund had outperformed the Peer Group’s average returns for the 3- and 5-year periods.  It was the consensus of the Board that the Advisor had continued to perform well in the area of portfolio management for the Funds relative to their respective Peer Groups and indices.

As to the cost of the services provided by the Advisor, the Board reviewed information in the Report, including information regarding salaries, overhead and other expenses of the Advisor.  The Board reviewed the fees charged by the Advisor to each Fund as compared to the funds in each Fund’s respective Peer Group and relative to the fees charged by the Advisor to its other clients, and the Board discussed the reasonableness of the Advisor’s fees.  The Board noted that the advisory fee paid to the Advisor for each of the Funds was comparable to the average advisory fee for each Fund’s Peer Group and in line with the Advisor’s fees for its other clients.  The Board also noted the reasonableness of the total expense ratio of each of the Funds, noting in particular that the Funds’ respective expense ratios were lower than their Peer Group averages.  The Board also discussed the fact that the expense ratios for the Funds continue to remain consistent with the Funds’ recent growth and that such growth benefited the Funds’ shareholders.  The Board also noted that the Advisor has a contractual fee cap agreement in place through August 30, 2013 that limits the total annual fund operating expenses (including 12b-1 fees) to 1.47% for the Value Fund and 1.10% for the Income Fund.  The Board also noted that the Advisor has been waiving most of the management fee for the Income Fund and agreed that the total expense ratio was reasonable in light of the size of the Income Fund.  The Board concluded that the fees paid to the Advisor were reasonable.

As to the Advisor’s profitability, the Board reviewed the information in the report regarding profitability, noting that the Advisor’s operating margin for the current year as a percentage decreased slightly when compared to last year, and was not excessive when considered either as a dollar amount or percentage of the management fees.  The Board further noted that past losses incurred by the Advisor should be taken into account.  The Board also noted that the Advisor has made investments from its profits in marketing the Funds and those investments have benefited shareholders. Overall, following discussion, the Board concluded that the Advisor’s profitability was not excessive.  As for economies of scale and whether fee levels reflect those economies of scale, these were not factors considered relevant by the Board because of the small size of the Funds.  However, the Board noted that the Advisor would consider passing on economies of scale to shareholders in the future.

The Board reviewed written materials from the Advisor and had evaluated the Advisor on various criteria, including performance, fees and expenses, nature and quality the services provided by the Advisor, profitability, and the opportunities for economies of scale.   Based on their deliberations, it was the consensus of the Board that the Advisor compared favorably based on all five criteria, and upon motion duly made, the Board unanimously voted to renew the former agreement for another year and to approve the new management agreement.

PRIVACY NOTICE

CROFT FUNDS CORPORATION

Rev. June 2011

FACTS	WHAT DOES CROFT FUNDS CORPORATION DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Croft Funds Corporation chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Croft Funds Corporation share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-551-0990.

PRIVACY NOTICE

CROFT FUNDS CORPORATION

Page 2

What we do:
How does Croft Funds Corporation protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Croft Funds Corporation collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Croft Funds Corporation does not jointly market.

1-800-746-3322

                 This report is provided for the general information of the shareholders of the Croft Value Fund and Croft Income Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 3, 2013

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date January 3, 2013

* Print the name and title of each signing officer under his or her signature.